Subsequent events (Tables)	12 Months Ended
Dec. 31, 2020
Subsequent Event [Abstract]
Summary of Fair Value of Consideration Transferred and Allocation to Estimated Fair Value of Asset Acquired and Liabilities Assumed

The following tables summarize the fair value of consideration transferred, and its allocation to estimated fair values assigned to each major class of assets acquired and liabilities assumed at the January 25, 2021 acquisition date.

January 25, 2021
$ 000's
Assets acquired:
Cash and cash equivalents	2,101
Trade and other receivables	878
Prepaid expenses and deposits	353
Property and equipment	270
Right-of-use assets	166
Intangible assets	628
Unallocated goodwill and intangible value	54,735
59,131
Liabilities assumed:
Accounts payable	1,739
Accrued and other liabilities	1,328
Deferred revenue	705
Debt	150
Lease liabilities	316
4,238

Net assets acquired at fair value	54,893

Share consideration	54,800